UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     July 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $245,421 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      778     9762 SH       SOLE                        0        0     9762
EQUITY RESIDENTIAL             SH BEN INT       29476L107      209     5014 SH       SOLE                        0        0     5014
EXXON MOBIL CORP               COM              30231G102      234     4109 SH       SOLE                        0        0     4109
ISHARES TR                     S&P DEV EX-US    464288422     2825   104538 SH       SOLE                        0        0   104538
ISHARES TR                     RSSL MCRCP IDX   464288869     8745   223427 SH       SOLE                        0        0   223427
ISHARES TR INDEX               RUSSELL 3000     464287689      481     7869 SH       SOLE                        0        0     7869
ISHARES TR INDEX               DJ US REAL EST   464287739     6734   142632 SH       SOLE                        0        0   142632
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     4041    37802 SH       SOLE                        0        0    37802
ISHARES TR INDEX               MSCI EAFE IDX    464287465    20495   440659 SH       SOLE                        0        0   440659
ISHARES TR INDEX               MSCI EMERG MKT   464287234     5749   154051 SH       SOLE                        0        0   154051
ISHARES TR INDEX               RUSSELL 1000     464287622    34224   598944 SH       SOLE                        0        0   598944
ISHARES TR INDEX               S&P 500 INDEX    464287200    55195   533486 SH       SOLE                        0        0   533486
ISHARES TR INDEX               RUSSELL 2000     464287655     7227   118251 SH       SOLE                        0        0   118251
PUBLIC STORAGE                 COM              74460D109      225     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      332     4107 SH       SOLE                        0        0     4107
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    16630   533520 SH       SOLE                        0        0   533520
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1642    15910 SH       SOLE                        0        0    15910
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      253     1962 SH       SOLE                        0        0     1962
UNION PAC CORP                 COM              907818108      568     8176 SH       SOLE                        0        0     8176
VANGUARD INDEX FDS             VALUE ETF        922908744      273     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    29880   642729 SH       SOLE                        0        0   642729
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1724    30453 SH       SOLE                        0        0    30453
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     7483   196974 SH       SOLE                        0        0   196974
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    39474  1349986 SH       SOLE                        0        0  1349986